September 17, 2014

VIA EDGARLINK

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Subj:	Companion Life Separate Account C
1940 Act Registration Number: 811-08814
1933 Act Registration Numbers: 033-85090 and 033-98062
CIK: 0000931424
Rule 30b2-1 Filing

Dear Sir or Madam:

As required by Rule 30e-2 under the Investment Company Act of 1940, as amended (the “Act”), Companion Life Separate Account C, a unit investment trust registered under the Act, mailed to its contract owners the semi-annual report(s) for the underlying management investment companies. This filing constitutes the filing of those reports as required by Rule 30b2-1 under the Act.

The following semi-annual reports, which were mailed to contract owners, were filed with the Commission via EDGAR on the dates indicated below and are incorporated herein by reference:

Underlying Management Investment Company	CIK Number	Date(s) Filed
The Alger Portfolios	0000832566	September 5, 2014
Deutsche Investments VIT Funds	0001006373	August 21, 2014
Deutsche Variable Series I	0000764797	August 21, 2014
Deutsche Variable Series II	0000810573	August 21, 2014
Federated Insurance Series	0000912577	August 25, 2014
MFS® Variable Insurance Trust	0000918571	August 28, 2014
MFS® Variable Insurance Trust II	0000719269	August 28, 2014
Pioneer Variable Contracts Trust	0000930709	August 28, 2014
T. Rowe Price Equity Series, Inc.	0000918294	August 20, 2014
T. Rowe Price Fixed Income Series, Inc.	0000920467	August 20, 2014
T. Rowe Price International Series, Inc.	0000918292	August 20, 2014
The Universal Institutional Funds, Inc.	0001011378	September 8, 2014
Variable Insurance Products Fund	0000356494	August 22, 2014
Variable Insurance Products Fund II	0000831016	August 20, 2014
Variable Insurance Products Fund V	0000823535	August 25, 2014
Variable Insurance Products III	0000927384	August 20, 2014

To the extent necessary, these filings are incorporated herein by reference.

Sincerely,

MICHAEL E. HUSS

Michael E. Huss
Chief Securities Compliance Officer
    and Corporate Secretary
Companion Life Insurance Company